Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
4.        Income taxes

United States
The Company is subject to the United States of America tax law at tax rates up to 35%.  No provision for the US federal income taxes has been made as the Company had no taxable income under this jurisdiction for the reporting periods.

BVI
Ingenious was incorporated in the BVI and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong
Forever Well is subject to the Hong Kong Profits tax at a tax rate of 16.5%.  No provision for the Hong Kong Profits tax has been made as the Company had no taxable income under this jurisdiction since its incorporation.

PRC
Corporate income tax (“CIT”) to Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical was charged at a rate of 25%.

5.	Income taxes

United States

The Company is subject to the United States of America tax law at tax rates up to 34%.  No provision for US federal income taxes has been made as the Company had no taxable income in this jurisdiction for the reporting periods.

BVI

Ingenious was incorporated in the BVI and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong

Forever Well is subject to the Hong Kong Profits tax at a rate of 16.5%.  No provision for the Hong Kong Profits tax has been made as the Company had no taxable income in this jurisdiction since its incorporation.

PRC

Corporate income tax (“CIT”) to Liuzhou BCT and BCT Retail, was charged at a rate of 25% of assessable profits.

In accordance with the Circular of the State Council on Policies and Measures Pertaining to the Development of the Western Region (“DOWR”), the companies are entitled to a preferential rate of 15%. They are engaged in the projects listed in Guiding Catalogue, and the revenue derived therefrom accounts for over 70% of total revenue. Hefeng Pharmaceutical met this DOWR requirement. It was approved by the tax authority and was granted a preferential tax rate of 15% for fiscal years from 2003 to 2010. During the year 2011, Hefeng Pharmaceutical is subject to CIT at a rate of 25% under the tax law.

The components of the provision (benefit) for income taxes are:

	Year ended December 31,
	2011	2010

Current taxes - PRC	$11,763,106	$9,177,569
Deferred taxes - PRC	(726,806)	(91,463)

	$11,036,300	$9,086,106

The effective income tax expense  differs from the PRC statutory income tax rate of 25% for the years ended December 31, 2011 and 2010 in the PRC as follows :

	Year ended December 31,
	2011	2010

Provision for income taxes at PRC
statutory income tax rate	$10,556,708	$8,693,675
Non-deductible items for tax	1,141,006	1,012,882
Non-assessable items for tax	(301,725)	(181,743)
Under provision in prior year	26,915	73,057
Effect on change in tax rate	(165,314)	-
Tax holiday	-	(538,134)
Others	(221,290)	26,369

	$11,036,300	$9,086,106

During the year ended December 31, 2010, the amount of benefit from tax holiday was $538,134 and the effect on earnings per share was $0.01.

FASB ASC 740-10-25 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach.  Under the new CIT Law effective on January 1, 2008, the Company may be deemed to be a resident enterprise by the PRC tax authorities.  If the Company was deemed to be resident enterprise, the Company may be subject to the CIT at 25% on the worldwide taxable income and dividends paid from PRC subsidiaries to their overseas holding companies may be exempted from 10% PRC withholding tax. Except for certain immaterial interest income from bank deposits placed with financial institutions outside the PRC, all of the Company’s income is generated from the PRC operation.  Given the immaterial amount of income generated from outside the PRC and the PRC subsidiaries do not intend to pay dividend in the foreseeable future, the management considers that the impact arising from resident enterprise on the Company’s financial position is not significant.  The management evaluated the Company’s overall tax positions and considered that no additional provision for uncertainty in income taxes is necessary as of December 31, 2011 and 2010.

Deferred tax assets/ (liabilities) as of December 31, 2011 and 2010 are composed of the followings:

	As of December 31,
	2011	2010
The PRC
Current deferred tax assets :
Provision and accrued expenses	$742,295	$131,672
Allowance for doubtful debts	185,565	75,550
	$927,860	$207,222

Non current deferred tax assets/ liabilities :
Depreciation of property, plant and equipment	$(147,077)	$(32,046)
Amortization of land use right	538,500	483,356
Amortization of intangible assets	276,086	178,488
	$667,509	$629,798